Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Note 13:	Related Party Transactions

The Company sponsors the Citizens, Inc. Stock Investment Plan (the "Plan"), which is administered by an independent third party.  The Plan is a means for new and existing investors in our Class A Common Stock to purchase and sell shares at market prices.  Each share purchased through the Plan is registered in the name of the investing shareholder.  The Company offers the Plan to our policyholders for automatic investment of policy benefits, including policyholder dividends.  We do not have possession of, or control over, any amounts invested through the Plan.

Citizens, Inc. purchased Class A common shares during 2011 and 2010 that were held by subsidiaries at market value as of the transaction dates, which approximated $1.2 million and $4.3 million, respectively.  These transactions were eliminated for financial reporting purposes in accordance with consolidation accounting, but generated a tax expense for the year ended December 31, 2011 and 2010 totaling approximately $0.4 million and $1.4 million.

The Company previously filed a plan of merger with the Departments of Insurance of Colorado and Indiana related to the planned merger of Integrity Capital Corporation and the merger of the down-line subsidiary Integrity Capital Insurance Company into CICA.  The Company received approval from the respective state insurance departments to merge Integrity Capital Insurance Company into CICA as of April 1, 2011.  Prior to the mergers, Citizens contributed the stock of ICC to CICA.  The capital contribution did not impact the overall consolidated financial position or results of operations of the Company.  However, the Company does anticipate the elimination of duplicative overhead and annual regulatory reporting expenses.  Integrity Capital Corporation and Integrity Capital Insurance Company were merged into CICA as of April 1, 2011.

In 2011 and 2010, CICA paid a dividend of $6.8 million and $9.3 million, respectively, to Citizens, Inc. and SPLIC paid a dividend to CICA in the amount of $0.6 million and $2.6 million, respectively.  In 2009, CICA declared a dividend to Citizens, Inc. of $10.5 million that was paid in January 2010 and SPLIC paid a dividend to CICA of $1.4 million.